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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ David Sorkin                New York, NY      February 16, 2010
   -------------------------------    ----------------    -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: $10,491,615
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1       28-13533                     KKR Investment Management LLC
    ------       -----------------         -----------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                       FOR QUARTER ENDED DECEMBER 31, 2009

                                                                                                                VOTING AUTHORITY
                                                      VALUE (x SHRS OR PRN SH/           INVESTMENT    OTHER    ----------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP     $1000)      AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE   SHARED    NONE
ALLEGHENY TECHNOLOGIES
 INC                      COM              01741R102     1,365      30,500 SH           SHARED-OTHER 1                  30,500
AMGEN INC                 COM              031162100     2,829      50,000 SH  PUT      SHARED-OTHER 1                  50,000
AMERICAN INTL GROUP INC   UNIT 99/99/9999  026874115       567      50,000 SH           SHARED-OTHER 1                  50,000
AMERICAN INTL GROUP INC   COM NEW          026874784       450      15,000 SH  PUT      SHARED-OTHER 1                  15,000
AMGEN INC                 NOTE 0.125% 2/0  031162AN0     4,947   5,000,000 PRN          SHARED-OTHER 1               5,000,000
ARCHER DANIELS MIDLAND CO COM              039483102       764      24,400 SH  CALL     SHARED-OTHER 1                  24,400
AUTOLIV INC               UNIT 99/99/9999  052800208     4,472      75,000 SH           SHARED-OTHER 1                  75,000
AVAGO TECHNOLOGIES LTD*   SHS              Y0486S104 2,748,520 150,274,441 SH           SHARED-OTHER               150,274,441
AVERY DENNISON CORP (a)   COM              053611109     1,825      50,000 SH  CALL     SHARED-OTHER 1                  50,000
BECKMAN COULTER INC       COM              075811109       288       4,400 SH           SHARED-OTHER 1                   4,400
BORGWARNER INC            NOTE 3.500% 4/1  099724AF3     2,421   2,000,000 PRN          SHARED-OTHER 1               2,000,000
BUNGE LIMITED             COM              G16962105     1,915      30,000 SH  CALL     SHARED-OTHER 1                  30,000
CAPITAL ONE FINL CORP     *W EXP 11/14/201 14040H139     2,297      59,900 SH           SHARED-OTHER 1                  59,900
CEPHALON INC              NOTE 2.000% 6/0  156708AP4     2,733   2,000,000 PRN          SHARED-OTHER 1               2,000,000

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
CHATTEM INC               NOTE 1.625% 5/0  162456AR8     4,410   3,250,000 PRN          SHARED-OTHER 1               3,250,000
CHEMED CORP NEW           NOTE 1.875% 5/1  16359RAC7     3,500   4,000,000 PRN          SHARED-OTHER 1               4,000,000
COMMSCOPE INC             NOTE 3.250% 7/0  203372AG2     2,983   2,500,000 PRN          SHARED-OTHER 1               2,500,000
COVANTA HLDG CORP         DBCV 1.000% 2/0  22282EAA0     4,644   5,000,000 PRN          SHARED-OTHER 1               5,000,000
COVANTA HLDG CORP (b)     COM              22282E102       982      54,300 SH  PUT      SHARED-OTHER 1                  54,300
DOLLAR GEN CORP NEW*      COM              256677105 6,722,576 299,713,583 SH           SHARED-OTHER               299,713,583
E M C CORP MASS           NOTE 1.750%12/0  268648AM4     7,020   6,000,000 PRN          SHARED-OTHER 1               6,000,000
EQUINIX INC               NOTE 4.750% 6/1  29444UAH9     1,483   1,000,000 PRN          SHARED-OTHER 1               1,000,000
FPL GROUP INC (c)         COM              302571104     2,356      44,600 SH  PUT      SHARED-OTHER 1                  44,600
HERTZ GLOBAL HOLDINGS INC NOTE 5.250% 6/0  42805TAA3     9,886   6,000,000 PRN          SHARED-OTHER 1               6,000,000
INGERSOLL-RAND GLOBAL
 HLDG C                   NOTE 4.500% 4/1  45687AAD4    10,341   5,000,000 PRN          SHARED-OTHER 1               5,000,000
INTERNATIONAL GAME
 TECHNOLOG                COM              459902102       507      27,000 SH           SHARED-OTHER 1                  27,000
INVACARE CORP             SDCV 4.125% 2/0  461203AD3     2,142   1,900,000 PRN          SHARED-OTHER 1               1,900,000
JANUS CAP GROUP INC       NOTE 3.250% 7/1  47102XAG0     3,951   3,250,000 PRN          SHARED-OTHER 1               3,250,000
JAZZ PHARMACEUTICALS INC* COM              472147107    78,350   9,942,946 SH           SHARED-OTHER                 9,942,946
JEFFERIES GROUP INC NEW   DBCV 3.875%11/0  472319AG7     3,955   4,000,000 PRN          SHARED-OTHER 1               4,000,000
JPMORGAN CHASE & CO       *W EXP 10/28/201 46634E114     6,251     150,000 SH           SHARED-OTHER 1                 150,000
LEAR CORP                 COM NEW          521865204    30,349     448,679 SH           SHARED-OTHER                   448,679

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
MCMORAN EXPLORATION CO    PFD MAND CNV     582411500     1,022      15,000 SH           SHARED-OTHER 1                  15,000
MEDCATH CORP*             COM              58404W109    15,571   1,968,522 SH           SHARED-OTHER                 1,968,522
PRIMEDIA INC*             COM NEW          74157K846    93,906  26,012,715 SH           SHARED-OTHER                26,012,715
PROSHARES TR              PSHS ULTSH 20YRS 74347R297       499      10,000 SH           SHARED-OTHER 1                  10,000
RAYONIER TRS HLDGS INC    NOTE 3.750%10/1  75508AAB2     2,175   2,000,000 PRN          SHARED-OTHER 1               2,000,000
REGIONS FINANCIAL CORP
 NEW                      COM              7591EP100       106      20,000 SH  PUT      SHARED-OTHER 1                  20,000
RICHARDSON ELECTRS LTD    NOTE 8.000% 6/1  763165AG2     2,244   2,240,000 PRN          SHARED-OTHER 1               2,240,000
ROCKWOOD HLDGS INC*       COM              774415103   521,494  22,134,709 SH           SHARED-OTHER                22,134,709
SEALED AIR CORP NEW (d)   COM              81211K100     2,339     107,000 SH  PUT      SHARED-OTHER 1                 107,000
SEALY CORP*               COM              812139301   147,338  46,625,921 SH           SHARED-OTHER                46,625,921
SILVER STD RES INC        COM              82823L106       744      34,000 SH  PUT      SHARED-OTHER 1                  34,000
SLM CORP                  COM              78442P106       655      58,100 SH  CALL     SHARED-OTHER 1                  58,100
SLM CORP                  COM              78442P106     1,139     101,100 SH  PUT      SHARED-OTHER 1                 101,100
SPARTAN STORES INC        NOTE 3.375% 5/1  846822AE4       778   1,000,000 PRN          SHARED-OTHER 1               1,000,000
STANLEY WKS (e)           COM              854616109     2,488      48,300 SH  CALL     SHARED-OTHER 1                  48,300
TEREX CORP NEW            NOTE 4.000% 6/0  880779AV5     5,886   4,000,000 PRN          SHARED-OTHER 1               4,000,000
TRANSOCEAN INC            NOTE 1.625%12/1  893830AU3     3,469   3,500,000 PRN          SHARED-OTHER 1               3,500,000
PROSHARES TR              PSHS REAL ESTAT  74347R552       218      29,000 SH           SHARED-OTHER 1                  29,000

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
VERISIGN INC              SDCV 3.250% 8/1  92343EAD4     3,564   4,000,000 PRN          SHARED-OTHER 1               4,000,000
VIRGIN MEDIA INC          COM              92769L101       421      25,000 SH  PUT      SHARED-OTHER 1                  25,000
WATSON PHARMACEUTICALS
 INC                      COM              942683103     1,731      43,700 SH  PUT      SHARED-OTHER 1                  43,700
WRIGHT MED GROUP INC      NOTE 2.625%12/0  98235TAA5     5,303   6,000,000 PRN          SHARED-OTHER 1               6,000,000
WRIGHT MED GROUP INC      COM              98235T107       379      20,000 SH  PUT      SHARED-OTHER 1                  20,000
WYNDHAM WORLDWIDE CORP    NOTE 3.500% 5/0  98310WAC2     3,401   2,000,000 PRN          SHARED-OTHER 1               2,000,000
ZHONE TECHNOLOGIES INC
 NEW*                     COM              98950P108     3,670   8,959,375 SH           SHARED-OTHER                 8,959,375

*  Position held by one or more entities engaged in the private equity business.

(a)  Includes two series of Avery Dennison Corp call options.

(b)  Includes two series of Covanta Hldg Corp put options.

(c)  Includes two series of FPL Group Inc put options.

(d)  Includes three series of Sealed Air Corp New put options.

(e)  Includes three series of Stanley Wks call options.